UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Daniel Gressel            Greenwich, Connecticut       11/12/99
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------

Form 13F Information Table Value Total:            $74757
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
3COM CORP                         COM            885535104    2875    100000  SH       SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                        COM            009363102     465      4000  SH       SOLE                   4000
-----------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                        CALL           0093630AV     174     15000  SH  CALL SOLE                  15000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDS INC        COM PAR $.01 NEW    019589308     701     60000  SH       SOLE                  60000
-----------------------------------------------------------------------------------------------------------------------------------
AMER EXPRESS CO                   PUT            0258160WH    4050     30000  SH  PUT  SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP               CL A           029912201    1157     59000  SH       SOLE                  59000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP               CALL           0299120JD     981     50000  SH  CALL SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN XTAL TECHNOLOGY INC      COM            030514103     213     10000  SH       SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED POWER INC                 CL A           038225108     227      7500  SH       SOLE                   7500
-----------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                      SER A          045919107    1243     30000  SH       SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108     220         4  SH       SOLE                      4
-----------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM STL CORP               COM            091250100     228     30000  SH       SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100   11796   1250000  SH       SOLE                1250000
-----------------------------------------------------------------------------------------------------------------------------------
CEC ENTMT INC                     COM            125137109     226      6300  SH       SOLE                   6300
-----------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                        CALL           1712320JL    1488     30000  SH  CALL SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                  COM NEW        205768203      88     21500  SH       SOLE                  21500
-----------------------------------------------------------------------------------------------------------------------------------
EATON CORP                        COM            278058102     215      2500  SH       SOLE                   2500
-----------------------------------------------------------------------------------------------------------------------------------
EXCALIBUR TECHNOLOGIES CORP       COM NEW        300651205    1608     19500  SH       SOLE                 195000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP             COM            369550108     249      4000  SH       SOLE                   4000
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD               COM            G3921A100    2120     80000  SH       SOLE                  80000
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                    COM            406216101    4100    100000  SH       SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------
HARBINGER CORP                    COM            41145C103     182     10800  SH       SOLE                  10800
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS CORP DEL                   COM            413875105    1381     50000  SH       SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                PUT            4282360VR    3630     40000  SH  PUT  SOLE                  40000
-----------------------------------------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS CORP           COM            44914M104    1815     82500  SH       SOLE                  82500
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRAL SYS INC MD               COM            45810H107    1581     55000  SH       SOLE                  55000
-----------------------------------------------------------------------------------------------------------------------------------
INTERVU INC                       COM            46114R106     742     20000  SH       SOLE                  20000
-----------------------------------------------------------------------------------------------------------------------------------
KEANE INC                         COM            486665102    1140     50000  SH       SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                       COM            493267108    1806     70000  SH       SOLE                  70000
-----------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS INC          COM            501242101    2431    100000  SH       SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS      COM            G56462107     206     12000  SH       SOLE                  12000
-----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC             COM            595112103     224      3380  SH       SOLE                   3380
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO                       CALL           6116620KG    1070     30000  SH  CALL SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100 TR COM              UNIT SER 1        631100104     438      3640  SH       SOLE                   3640
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL SEMICODNUCTOR CORP       COM            637640103    1528     50000  SH       SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
NAVIGANT CONSULTING INC           COM            63935N107     278     60000  SH       SOLE                  60000
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK EVENT THEATER INC         COM            640924106     246     11000  SH       SOLE                  11000
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP              CL A           667280101    1785     70000  SH       SOLE                  70000
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP              CALL           6672800AE     969     38000  SH  CALL SOLE                  38000
-----------------------------------------------------------------------------------------------------------------------------------
PAGING NETWORK INC                COM            695542100     206    200000  SH       SOLE                 200000
-----------------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSN INC          CALL           7552670JF     877     30000  SH  CALL SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSN INC          CALL           7552670JG    1462     50000  SH  CALL SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
REYNOLDS METALS CO                COM            761763101    3018     50000  SH       SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1        78462F103     345      2680  SH       SOLE                   2680
-----------------------------------------------------------------------------------------------------------------------------------
SABRE HOLDINGS CORP               COM            785905100     215      5000  SH       SOLE                   5000
-----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                       COM            834376105    1787    100000  SH       SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                       CALL           8343760JD     893     50000  SH  CALL SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP USD2.50          COM FON GROUP       852061100    3255     60000  SH       SOLE                  60000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE HLDGS INC        COM            89151A107    1673    225000  SH       SOLE                 225000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE HLDGS INC        CALL           89151AJJB     743    100000  SH  CALL SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD NEW        PUT            9021240WT    3097     30000  SH   PUT SOLE                  30000
----------------------------------------------------------------------------------------------------------------------------------
VIATEL INC                        COM            925529208     946     32000  SH       SOLE                  32000
-----------------------------------------------------------------------------------------------------------------------------------
WOLVERINE WORLD WIDE INC          CALL           9780970IB     364     32000  SH  CALL SOLE                  32000
----------------------------------------------------------------------------------------------------------------------------------